Finance lease receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	$ 1,544	$ 1,166
Unearned finance income	89	58
Present value	1,455	1,107
Within 1 year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	448	359
Unearned finance income	31	22
Present value	417	337
Due between 1 and 5 years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	874	703
Unearned finance income	52	35
Present value	822	669
Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	221	103
Unearned finance income	6	2
Present value	215	102
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	1,544	1,166
Unearned finance income	89	58
Present value	1,455	1,107
UBS AG | Within 1 year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	448	359
Unearned finance income	31	22
Present value	417	337
UBS AG | Due between 1 and 5 years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	874	703
Unearned finance income	52	35
Present value	822	669
UBS AG | Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total minimum lease payments	221	103
Unearned finance income	6	2
Present value	$ 215	$ 102